UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                              FORM 13F Cover Page



            Report for the Calendar Year or Quarter Ended: December 31, 2011

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:     Healthcare Value Capital, LLC

Address:  400 Madison Avenue, Suite 10A
          New York, New York 10017

13F File Number: 028-XXXXX

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   Scott Shevick
Title:  Principal
Phone:  (212) 488-5411



Signature, Place and Date of Signing:

/s/ Scott Shevick                New York, New York           July 25, 2012
-----------------------     --------------------------    ----------------------
     [Signature]                   [City, State]                   [Date]

Report Type: (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager: None

Form 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:        0

Form 13F Information Table Entry Total:   45

Form 13F Information Table Value Total:  $97,005
                                         (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

No.      Form 13F File Number              Name


                                                    FORM 13F INFORMATION TABLE
                                                          December 31, 2011



COLUMN 1                        COLUMN 2      COLUMN 3    COLUMN 4        COLUMN 5        COLUMN 6   COLUMN 7       COLUMN 8

                                 TITLE                    VALUE      SHRS OR  SH/ PUT/   INVESTMENT  OTHER        VOTING AUTHORITY
NAME OF ISSUER                 OF CLASS         CUSIP     (X1000)    PRN AMT  PRN CALL   DISCRETION  MANAGERS   SOLE    SHARED  NONE
BARD C R INC                  COM             067383109   1,710       20,000      PUT      SOLE       NONE       20,000
BOSTON SCIENTIFIC CORP        COM             101137107     539      101,000  SH           SOLE       NONE      101,000
BRISTOL MYERS SQUIBB CO       COM             110122108   1,410       40,000      CALL     SOLE       NONE       40,000
CELSION CORPORATION           COM NEW         15117N305      87       51,400  SH           SOLE       NONE       51,400
CELSION CORPORATION           COM NEW         15117N305     340      200,000      CALL     SOLE       NONE      200,000
CHARLES RIV LABS INTL INC     COM             159864107   2,137       78,200  SH           SOLE       NONE       78,200
CHEMED CORP NEW               COM             16359R103   1,818       35,500  SH           SOLE       NONE       35,500
CLOVIS ONCOLOGY INC           COM             189464100     705       50,000  SH           SOLE       NONE       50,000
COMMUNITY HEALTH SYS INC NEW  COM             203668108   1,222       70,000  SH           SOLE       NONE       70,000
COVIDIEN PLC                  SHS             G2554F113   2,093       46,500  SH           SOLE       NONE       46,500
CRYOLIFE INC                  COM             228903100   1,802      375,366  SH           SOLE       NONE      375,366
CVS CAREMARK CORPORATION      COM             126650100   2,398       58,800  SH           SOLE       NONE       58,800
ELAN PLC                      ADR             284131208   1,786      130,000      PUT      SOLE       NONE      130,000
EXPRESS SCRIPTS INC           COM             302182100   3,575       80,000  SH           SOLE       NONE       80,000
GILEAD SCIENCES INC           COM             375558103   5,550      135,600  SH           SOLE       NONE      135,600
GILEAD SCIENCES INC           COM             375558103   2,047       50,000      CALL     SOLE       NONE       50,000
IMPAX LABORATORIES INC        COM             45256B101   2,507      124,300  SH           SOLE       NONE      124,300
IMPAX LABORATORIES INC        COM             45256B101   1,009       50,000      CALL     SOLE       NONE       50,000
LILLY ELI & CO                COM             532457108   1,455       35,000      PUT      SOLE       NONE       35,000
MEAD JOHNSON NUTRITION CO     COM             582839106   1,375       20,000      CALL     SOLE       NONE       20,000
MEDICINES CO                  COM             584688105   7,131      382,553  SH           SOLE       NONE      382,553
MEDICIS PHARMACEUTICAL CORP   CL A NEW        584690309   2,993       90,000  SH           SOLE       NONE       90,000
MEDICIS PHARMACEUTICAL CORP   CL A NEW        584690309     831       25,000      CALL     SOLE       NONE       25,000
MERCK & CO INC NEW            COM             58933Y105   6,805      180,500  SH           SOLE       NONE      180,500
MYLAN INC                     COM             628530107     537       25,000      PUT      SOLE       NONE       25,000
NUVASIVE INC                  COM             670704105   1,007       80,000  SH           SOLE       NONE       80,000
NUVASIVE INC                  COM             670704105   1,133       90,000      CALL     SOLE       NONE       90,000
OBAGI MEDICAL PRODUCTS INC    COM             67423R108   1,150      113,190  SH           SOLE       NONE      113,190
OMNICARE INC                  COM             681904108   4,592      133,300  SH           SOLE       NONE      133,300
PACIRA PHARMACEUTICALS INC    COM             695127100   3,166      365,968  SH           SOLE       NONE      365,968
PFIZER INC                    COM             717081103   4,886      225,800  SH           SOLE       NONE      225,800
PROLOR BIOTECH INC            COM             74344F106     240       56,100  SH           SOLE       NONE       56,100
PROSHARES TR II               ULTRASHRT EURO  74347W882   2,035      100,000      CALL     SOLE       NONE      100,000
QLT INC                       COM             746927102   2,880      399,970  SH           SOLE       NONE      399,970
SANOFI                        SPONSORED ADR   80105N105   5,755      157,500  SH           SOLE       NONE      157,500
SHIRE PLC                     SPONSORED ADR   82481R106   2,078       20,000      CALL     SOLE       NONE       20,000
SKILLED HEALTHCARE GROUP INC  CL A            83066R107     218       40,000      CALL     SOLE       NONE       40,000
SPDR S&P MIDCAP 400 ETF TR    UTSER1 S&PDCRP  78467Y107   3,190       20,000      PUT      SOLE       NONE       20,000
ST JUDE MED INC               COM             790849103   3,982      116,100  SH           SOLE       NONE      116,100
ST JUDE MED INC               COM             790849103     858       25,000      CALL     SOLE       NONE       25,000
TENET HEALTHCARE CORP         COM             88033G100     950      185,200  SH           SOLE       NONE      185,200
TENET HEALTHCARE CORP         COM             88033G100   1,052      205,000      CALL     SOLE       NONE      205,000
VERTEX PHARMACEUTICALS INC    COM             92532F100   1,910       57,500  SH           SOLE       NONE       57,500
WRIGHT MED GROUP INC          COM             98235T107   1,733      105,000  SH           SOLE       NONE      105,000
WRIGHT MED GROUP INC          COM             98235T107     330       20,000      CALL     SOLE       NONE       20,000

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